Restructuring	9 Months Ended
Sep. 30, 2026
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the nine months ended September 30, 2026, restructuring and related costs of $49.1 million were recorded in the Condensed Consolidated Statements of Operations consisting of (1) a workforce reduction costs of $32.5 million included in restructuring with, (2) a further $9.2 million of accelerated amortization of right-of-use assets and related contract costs to optimize the Company's office footprint which is recorded within selling, general and administrative expenses in addition to related accelerated depreciation of $7.4 million recorded within depreciation and amortization of intangible assets.

In the nine months ended September 30, 2025 a $82.3 million restructuring charge was recorded, which reflected a workforce reduction of $75.6 million and an office consolidation program to optimize the Company's office footprint of $6.7 million, being the impairment of operating right-off-use assets and related property plant and equipment of $5.6 million and onerous contract costs of $1.1 million.

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Restructuring	$1,486	$—	$32,466	$82,296
Restructuring related costs*	$16,650	$—	$16,650	$—
Total restructuring and related costs	$18,136	$—	$49,116	$82,296
*The costs for the three months ended and nine months ended September 30, 2026 include an $8.2 million charge relating to accelerated amortization of operating right-of-use assets and a $1.0 million charge on related contract costs recorded within selling, general and administrative expenses, in addition to an accelerated depreciation charge on related property plant and equipment of $7.4 million which was recorded within depreciation and amortization of intangible assets in Condensed Consolidated Statements of Operations.

At September 30, 2026, a total liability of $13.8 million (December 31, 2025: $12.5 million) was recorded on the Condensed Consolidated Balance Sheets relating to restructuring activities.

	Nine Months Ended	Year Ended
	September 30, 2026	December 31, 2025
	(in thousands)
Opening provision	$12,525	$31,474
Charge during the period, net **	33,458	75,386
Utilization	(32,232)	(94,335)
Closing provision	$13,751	$12,525
**The charge, net for the nine months ended September 30, 2026 reflects the workforce reduction of $32.5 million (December 31, 2025: $74.6 million) and restructuring related contract costs of $1.0 million (December 31, 2025: $0.8 million).

The closing provision as of September 30, 2026 of $13.8 million (December 31, 2025: $12.5 million) reflects:

(1) $11.0 million (December 31, 2025: $9.1 million) of personnel related liabilities as a result of the workforce reduction; all of which have been classified as current within Other Liabilities, and
(2) $2.8 million (December 31, 2025: $3.4 million) of facilities related liabilities of which $0.9 million (December 31, 2025: $1.3 million) is included within Other Liabilities and $1.9 million (December 31, 2025: $2.1 million) is included within Non-Current Other Liabilities.